Promissory Note	3 Months Ended
Sep. 30, 2023
Debt Disclosure [Abstract]
Promissory note

Note 11 — Promissory note

On September 29, 2023, Estrella issued an unsecured promissory note to Hongbin Zhang, in the aggregate principal amount of $300,000 (the “Unsecured Note”). Interest shall begin accruing on September 29, 2023 at a rate of 12% per annum until the outstanding amount has been paid in full. The Unsecured Note matures on October 30, 2023 and was paid in full on October 27, 2023.